Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of significant accounting policies [Abstract]
Summary of other property and equipment are depreciated on a straight-line basis

Descriptions	Useful lives
Buildings	40~50 years
Other properties	4~5 years

Summary of amortization of intangible assets

Descriptions	Useful lives
Software	5 years
Capitalized development cost	5 years
Other intangible assets	5 years or contract periods

Summary of depreciation method and the estimated useful lives	The depreciation method and the estimated useful lives for the current and comparative periods are as follows:

Descriptions	Useful lives	Depreciation method
Buildings	40 years	Straight-line

Disclosure of Detailed Information on Financial Statements affected by amendments to IFRS 9 made by IFRS 17 explanatory	Accordingly, the group assessed the preliminary financial impact by applying the classification adjustments in IFRS 17 to financial assets removed between the transition date and the initial application date to present comparative information for financial assets whose classification and measurement requirements in IFRS 9 have been changed through business model revaluation.
[Shinhan Life Insurance Co., Ltd.]

<Statement of Financial Position>
The statement of financial position prepared in accordance with IFRS 4 and IFRS 17 as at December 31, 2022 are as follows:

Accounts	Under IFRS 4 and 9 (A) (*1)	Accounts	Under IFRS 17 and 9 (B) (*2)	(B-A)
Total Assets	66,753,920	Total Assets	56,501,131	(10,252,789)
Cash and due from banks at amortized cost	1,112,577	Cash and due from banks at amortized cost	1,653,704
Financial assets at fair value through profit or loss	6,662,617	Financial assets at fair value through profit or loss	11,527,229
Securities at fair value through other comprehensive income	10,946,361	Securities at fair value through other comprehensive income	32,753,803
Securities at amortized cost	27,744,212	Securities at amortized cost	4,338,766
Loans at amortized cost	8,612,410	Loans at amortized cost	4,219,870
Reinsurance contract assets	295,621	Reinsurance contract assets	59,017
Other assets	11,380,122	Other assets	1,948,742
Total Liabilities	63,271,167	Total Liabilities	48,414,409	(14,856,758)
Insurance contract liabilities	53,369,918	Insurance contract liabilities	42,928,691
		Reinsurance contract liabilities	62,770
		Investment contract liabilities	2,296,401
Other liabilities	9,901,249	Other liabilities	3,126,547
Total equity	3,482,753	Total equity	8,086,722	4,603,969

(*1)	The amounts applied under IFRS 9 ‘Financial Instruments’ and IFRS 4 ‘Insurance Contracts’ (Application of the overlay approach under IFRS 4 to financial assets related to insurance contracts).
(*2)	The amounts applied under IFRS 9 ‘Financial Instruments’ and IFRS 17 ‘Insurance Contracts’ .

<Statement of Comprehensive Income>
The statement of comprehensive income prepared in accordance with IFRS 4 and IFRS 17 for the year ended December 31, 2022 are as follows:

Accounts	Under IFRS 4 and 9 (A) (*1)	Accounts	Under IFRS 17 and 9 (B) (*2)	(B-A)
Operating income	9,412,664	Insurance service result	733,320
		Insurance service revenue	760,665
		Net reinsurance service expenses	(27,345)
Operating expenses	(8,796,865)	Net financial result	(182,741)
		Investment income	588,729
		Insurance finance expenses	(771,470)
Operating profit	615,799	Operating profit	550,579	(65,220)
Non-operating income or expenses	(17,562)	Non-operating income	(17,673)
Profit before income taxes	598,237	Profit before income taxes	532,906	(65,331)
Income tax expense	(134,644)	Income tax expense	(117,331)
Profit for the year	463,593	Profit for the year	415,575	(48,018)
Other comprehensive loss for the year	(2,122,609)	Other comprehensive loss for the year	(592,441)
Total comprehensive loss for the year	(1,659,016)	Total comprehensive loss for the year	(176,866)	1,482,150

(*1)	The amounts applied under IFRS 9 ‘Financial Instruments’ and IFRS 4 ‘Insurance Contracts’ (Application of the overlay approach under IFRS 4 to financial assets related to insurance contracts).
(*2)	The amounts applied under IFRS 9 ‘Financial Instruments’ and IFRS 17 ‘Insurance Contracts’ .
<Statement of Cash Flows>
The statement of cash flows prepared in accordance with IFRS 4 and IFRS 17 for the year ended December 31, 2022 are as follows:

Accounts	Under IFRS 4 and 9 (A) (*1)	Under IFRS 17 and 9 (B) (*2)	(B-A)
Cash flows from operating activities	(931,218)	(1,337,223)	(406,005)
Cash flows from investing activities	288,321	623,849	335,528
Cash flows from financing activities	(42,340)	(42,340)	—

(*1)	The amounts applied under IFRS 9 ‘Financial Instruments’ and IFRS 4 ‘Insurance Contracts’ (Application of the overlay approach under IFRS 4 to financial assets related to insurance contracts).
(*2)	The amounts applied under IFRS 9 ‘Financial Instruments’ and IFRS 17 ‘Insurance Contracts’ .

[Shinhan EZ General Insurance, Ltd.]
<Statement of Financial Position>
The statement of financial position prepared in accordance with IFRS 4 and IFRS 17 as at December 31, 2022 are as follows:

Accounts	Under IFRS 4 and 9 (A) (*1)	Accounts	Under IFRS 17 and 9 (B) (*2)	(B-A)
Total Assets	241,096	Total Assets	222,971	(18,125)
Cash and due from banks at amortized cost	133,996	Cash and due from banks at amortized cost	133,996
Securities at fair value through other comprehensive income	9,876	Securities at fair value through other comprehensive income	9,876
Securities at amortized cost	40,016	Securities at amortized cost	40,016
Reinsurance contract assets	35,748	Reinsurance contract assets	24,713
Other assets	21,460	Other assets	14,370
Total Liabilities	115,448	Total Liabilities	85,520	(29,928)
Insurance contract liabilities	93,885	Insurance contract liabilities	75,318
		Reinsurance contract liabilities	—
		Investment contract liabilities	—
Other liabilities	21,563	Other liabilities	10,202
Total equity	125,648	Total equity	137,451	11,803

(*1)	The amounts applied under IFRS 9 ‘Financial Instruments’ and IFRS 4 ‘Insurance Contracts’ .
(*2)	The amounts applied under IFRS 9 ‘Financial Instruments’ and IFRS 17 ‘Insurance Contracts’ .

(i) Impact on the statement of financial position and the statement of comprehensive income
<Statement of Comprehensive Income>
The statement of comprehensive income prepared in accordance with IFRS 4 and IFRS 17 for the year ended December 31, 2022 are as follows:

Accounts	Under IFRS 4 and 9 (A) (*1)	Accounts	Under IFRS 17 and 9 (B) (*2)	(B-A)
Operating income	71,210	Insurance service result	(11,060)
		Insurance service revenue	(7,977)
		Net reinsurance service expenses	(3,083)
Operating expenses	(86,452)	Net financial result	1,490
		Investment income	2,181
		Insurance finance expenses	(691)
Operating profit	(15,242)	Operating profit	(9,570)	5,672
Non-operating income	212	Non-operating income	212
Profit before income taxes	(15,030)	Profit before income taxes	(9,358)	5,672
Income tax expense	—	Income tax expense	—
Profit for the year	(15,030)	Profit for the year	(9,358)	5,672
Other comprehensive income for the year	208	Other comprehensive income for the year	225
Total comprehensive loss for the year	(14,822)	Total comprehensive loss for the year	(9,133)	5,689

(*1)	The amounts applied under IFRS 9 ‘Financial Instruments’ and IFRS 4 ‘Insurance Contracts’ .
(*2)	The amounts applied under IFRS 9 ‘Financial Instruments’ and IFRS 17 ‘Insurance Contracts’ .
<Statement of Cash Flows>
The statement of cash flows prepared in accordance with IFRS 4 and IFRS 17 for the year ended December 31, 2022 are as follows:

Accounts	Under IFRS 4 and 9 (A) (*1)	Under IFRS 17 and 9 (B) (*2)	(B-A)
Cash flows from operating activities	9,331	9,331	—
Cash flows from investing activities	(59,056)	(59,056)	—
Cash flows from financing activities	(79,183)	(79,183)	—

(*1)	The amounts applied under IFRS 9 ‘Financial Instruments’ and IFRS 4 ‘Insurance Contracts’ .
(*2)	The amounts applied under IFRS 9 ‘Financial Instruments’ and IFRS 17 ‘Insurance Contracts’

Disclosure of detailed information on financial impact of transition to IFRS 17 explanatory.
As of the transition date (January 1, 2022), the measurement of liability for underlying contracts held, using different transition approaches is as follows:
[Shinhan Life Insurance Co., Ltd.]

Transition approach	Date issued - insurance contract	Insurance contract liabilities	Contractual Service Margin
Modified retrospective approach	2019 – 2021	1,437,967	2,734,701
Fair value approach	Before 2018	49,184,220	3,753,602

		50,622,187	6,488,303

[Shinhan EZ General Insurance, Ltd.]

Transition approach	Date issued - insurance contract	Insurance contract liabilities	Contractual Service Margin
Modified retrospective approach	2019 – 2021	47,331	100

Disclosure of detailed information on financial impact on insurance assets and liabilities on applying IFRS 17 explanatory

Classification	Insurance contract liabilities	Contractual service margin (under liabilities)	Insurance contract assets	Contractual service margin (under assets)
Underlying contracts	42,928,691	6,924,913	—	—
Reinsurance contracts	62,770	(83,185)	59,017	94,861

	42,991,461	6,841,728	59,017	94,861

[Shinhan EZ General Insurance, Ltd.]

Classification	Insurance contract liabilities	Contractual service margin (under liabilities)	Insurance contract assets	Contractual service margin (under assets)
Underlying contracts	75,318	—	519	(94)
Reinsurance contracts	—	—	24,713	—

	75,318	—	25,232	(94)